Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Schedule of Accounts Receivable

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
	(In millions)
Accounts receivable	6,614	8,344	1,198
Allowance for doubtful accounts	(599)	(928)	(133)

	6,015	7,416	1,065

Movements in Allowance for Doubtful Accounts Balance
The movements in the allowance for doubtful accounts were as follows:

	2017	2018	2019	2019
	RMB	RMB	RMB	US$
	(In millions)
Balance as of January 1	177	316	599	86
Amounts charged to expenses	190	299	331	47
Amounts written off	(51)	(16)	(2)	—

Balance as of December 31	316	599	928	133